Deferred Income Tax and Income Tax Expense - Summary of Gross Movements on the Deferred Income Tax Account (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Beginning	₩ 563,729	₩ 715,747
Charged(credited) to the statement of profit or loss	(1,771)	(152,102)	₩ (232,134)
Charged(credited) to other comprehensive income	21,802	84
Ending	₩ 583,760	₩ 563,729	₩ 715,747